Employee Benefit Plan - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Retirement Benefits [Abstract]
Provisions for employee benefits	¥ 209,930	¥ 214,313	¥ 166,998